Redeemable Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2019
Temporary Equity Disclosure [Abstract]
Schedule of Movement in Carrying Value of Redeemable Noncontrolling Interests

The movement in the carrying value of the redeemable noncontrolling interests is as follows:

	For the year ended December 31,
	2019	2019
	RMB	US$
Balance as of December 31, 2018	—	—
Issuance of subsidiary shares	100,000	14,364
Accretion of redeemable noncontrolling interests	1,542	222
Balance as of December 31, 2019	101,542	14,586